United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4539

(Investment Company Act File Number)

Federated Adjustable Rate Securities Fund

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 08/31/13

Date of Reporting Period: Quarter ended 05/31/13

Item 1. Schedule of Investments

Federated Adjustable Rate Securities Fund
Portfolio of Investments
May 31, 2013 (unaudited)
Principal Amount		Value
	Adjustable Rate Mortgages—42.9%
	Federal Home Loan Mortgage Corporation ARM—15.3%
$3,670,648	2.072%, 7/1/2030	$3,775,232
3,392,542	2.219%, 2/1/2035	3,574,609
170,662	2.250%, 4/1/2035	180,692
3,625,032	2.265%, 5/1/2035	3,785,628
14,091,528	2.277%, 7/1/2034	14,836,533
7,661,212	2.283%, 11/1/2036	8,114,978
4,496,871	2.288%, 7/1/2038	4,793,300
32,519	2.341%, 9/1/2020	33,187
5,780,008	2.375%, 4/1/2034	6,097,273
14,005,230	2.385%, 1/1/2038	14,931,354
397,063	2.387%, 4/1/2027	401,877
1,677,816	2.390%, 4/1/2034	1,783,051
9,201,806	2.399%, 2/1/2035	9,793,905
7,800,852	2.458%, 1/1/2035	8,304,147
4,860,671	2.467%, 8/1/2035	5,189,967
1,440,801	2.480%, 4/1/2036	1,549,294
4,161,117	2.504%, 11/1/2034	4,455,841
4,771,915	2.569%, 5/1/2035	5,112,066
1,339,905	2.640%, 4/1/2038	1,440,800
8,920,880	2.651%, 7/1/2036	9,562,648
7,540,628	2.730%, 10/1/2033	8,082,219
5,669,106	2.731%, 12/1/2034	6,091,120
4,680,702	2.766%, 4/1/2037	5,033,159
2,818,658	2.834%, 2/1/2036	3,030,903
2,341,882	2.845%, 7/1/2036	2,478,441
3,710,357	2.871%, 12/1/2039	3,958,053
6,335,370	2.946%, 7/1/2035	6,762,735
	TOTAL	143,153,012
	Federal National Mortgage Association ARM—27.5%
5,940,201	1.370%, 3/1/2044	6,028,621
2,745,926	1.420%, 7/1/2042	2,781,560
1,665,929	1.850%, 7/1/2036	1,717,884
2,311,732	1.910%, 9/1/2033	2,417,274
3,073,749	1.930%, 10/1/2033	3,193,062
1,315,382	2.020%, 5/1/2035	1,377,302
6,207,390	2.030%, 8/1/2034	6,546,177
5,169,037	2.060%, 8/1/2034	5,434,642
6,746,743	2.090%, 5/1/2039	7,047,817
3,665,574	2.100%, 6/1/2034	3,858,834
809,702	2.110%, 5/1/2038	845,752
4,113,672	2.120%, 12/1/2034 - 11/1/2035	4,322,696
86,854	2.200%, 2/1/2020	88,986
104,993	2.220%, 10/1/2033	111,214
123,989	2.250%, 2/1/2019	127,407
2,675,728	2.260%, 5/1/2035	2,838,040
8,889,985	2.310%, 10/1/2035 - 5/1/2036	9,420,323

Principal Amount		Value
	Adjustable Rate Mortgages—continued
	Federal National Mortgage Association ARM—continued
$3,934,178	2.320%, 7/1/2035	$4,124,855
25,013,939	2.340%, 5/1/2018 - 12/1/2040	26,531,613
3,105,448	2.350%, 10/1/2035	3,310,846
6,462,324	2.360%, 1/1/2035 - 6/1/2035	6,865,461
4,246,509	2.370%, 4/1/2034 - 7/1/2035	4,510,778
4,219,615	2.390%, 2/1/2033	4,477,438
4,793,865	2.410%, 10/1/2016 - 10/1/2034	5,038,849
9,936,436	2.440%, 1/1/2039	10,517,122
2,184,268	2.460%, 1/1/2035	2,322,774
11,360,015	2.480%, 6/1/2034 - 10/1/2037	12,085,064
1,903,445	2.490%, 7/1/2035	2,022,864
3,011,984	2.500%, 5/1/2035	3,229,525
979,430	2.540%, 12/1/2034	1,035,154
4,120,837	2.550%, 2/1/2042	4,291,572
1,141,030	2.560%, 2/1/2036	1,204,938
318,597	2.580%, 2/1/2036	335,684
251,695	2.600%, 7/1/2027	266,310
3,722,602	2.610%, 1/1/2036	3,991,601
16,354,032	2.620%, 8/1/2039	17,410,388
4,662,080	2.630%, 7/1/2035	4,949,320
11,147,215	2.660%, 3/1/2039	11,763,277
2,246,024	2.790%, 5/1/2036	2,415,150
3,039,060	2.800%, 10/1/2037	3,267,902
8,787,703	2.810%, 7/1/2035 - 12/1/2040	9,328,050
4,376,232	3.010%, 11/1/2040	4,581,249
30,828,087	3.030%, 8/1/2035 - 12/1/2039	32,973,467
6,378,234	3.580%, 1/1/2040	6,717,250
3,042,110	3.850%, 7/1/2039	3,268,538
4,920,489	3.950%, 11/1/2039	5,245,093
	TOTAL	256,239,723
	Government National Mortgage Association ARM—0.1%
882,504	1.625%, 1/20/2022 - 10/20/2029	908,859
358,375	1.750%, 7/20/2023 - 5/20/2029	370,205
22,671	2.000%, 1/20/2030	24,077
	TOTAL	1,303,141
	TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $393,145,022)	400,695,876
	Collateralized Mortgage Obligations—46.2%
	Federal Home Loan Mortgage Corporation—17.7%
6,294,827	REMIC 4149 F, 0.449%, 1/15/2033	6,259,823
3,917,154	REMIC 3012 EF, 0.499%, 8/15/2035	3,908,535
3,532,331	REMIC 3236 KF, 0.499%, 11/15/2036	3,518,598
16,186,567	REMIC 3284 BF, 0.499%, 3/15/2037	16,206,882
7,067,156	REMIC 4116 MF, 0.499%, 11/15/2039	7,060,920
10,448,223	REMIC 4117 FY, 0.499%, 12/15/2039	10,467,459
19,563,296	REMIC 4132 FE, 0.499%, 12/15/2040	19,544,312
3,979,741	REMIC 3284 AF, 0.509%, 3/15/2037	3,967,242
767,694	REMIC 3001 EA, 0.549%, 3/15/2035	769,941
1,039,398	REMIC 3155 PF, 0.549%, 5/15/2036	1,040,708
898,399	REMIC 3174 FL, 0.549%, 6/15/2036	899,081

Principal Amount		Value
	Collateralized Mortgage Obligations—continued
	Federal Home Loan Mortgage Corporation—continued
$4,315,113	REMIC 3380 FP, 0.549%, 11/15/2036	$4,315,862
1,253,641	REMIC 3179 FP, 0.579%, 7/15/2036	1,254,192
2,180,142	REMIC 2819 F, 0.599%, 6/15/2034	2,185,032
914,054	REMIC 3301 MF, 0.599%, 4/15/2037	913,533
743,264	REMIC 3221 FW, 0.619%, 9/15/2036	744,952
993,651	REMIC 3213 GF, 0.629%, 9/15/2036	996,489
1,172,548	REMIC 3085 UF, 0.649%, 12/15/2035	1,177,379
6,323,634	REMIC 3981 FC, 0.649%, 1/15/2038	6,343,310
12,787,546	REMIC 4048 FA, 0.649%, 5/15/2042	12,816,713
8,899,795	REMIC 4089 F, 0.649%, 8/15/2042	8,895,318
3,206,457	REMIC 3156 HF, 0.684%, 8/15/2035	3,220,331
12,690,714	REMIC 3740 FB, 0.699%, 10/15/2040	12,755,984
939,269	REMIC 2475 FD, 0.749%, 6/15/2031	948,359
7,918,382	REMIC 3996 YF, 0.749%, 2/15/2042	7,949,042
842,407	REMIC 2380 FL, 0.799%, 11/15/2031	853,184
2,597,195	REMIC 3593 CF, 0.799%, 2/15/2036	2,622,159
9,878,647	REMIC 3609 FA, 0.859%, 12/15/2039	10,055,782
3,801,348	REMIC 3550 GF, 0.949%, 7/15/2039	3,862,693
3,799,782	REMIC MS 1128 FA, 1.109%, 7/15/2037	3,875,440
334,550	REMIC 2448 FA, 1.199%, 1/15/2032	340,574
353,964	REMIC 2452 FC, 1.199%, 1/15/2032	360,337
932,799	REMIC 2480 NF, 1.199%, 1/15/2032	950,285
1,280,957	REMIC 2475 F, 1.199%, 2/15/2032	1,305,972
928,592	REMIC 2434 FA, 1.199%, 3/15/2032	946,523
291,843	REMIC 2470 EF, 1.199%, 3/15/2032	297,478
287,367	REMIC 2498 AF, 1.199%, 3/15/2032	292,915
1,170,038	REMIC 2459 FP, 1.199%, 6/15/2032	1,191,895
	TOTAL	165,115,234
	Federal National Mortgage Association—25.2%
1,927,464	REMIC 2007-16 PF, 0.383%, 3/25/2037	1,916,260
11,550,076	REMIC 2006-W1 2AF1, 0.413%, 2/25/2046	11,435,126
7,306,912	REMIC 2006-49 PF, 0.443%, 4/25/2036	7,296,527
13,456,271	REMIC 2006-104 FC, 0.443%, 11/25/2036	13,441,296
2,519,370	REMIC 2007-20 F, 0.453%, 3/25/2037	2,505,957
9,823,971	REMIC 2007-61 AF, 0.473%, 3/25/2037	9,821,686
4,740,660	REMIC 2005-67 FJ, 0.493%, 8/25/2035	4,730,776
1,577,961	REMIC 2007-75 EF, 0.493%, 1/25/2036	1,579,637
850,911	REMIC 2006-11 FB, 0.493%, 3/25/2036	849,373
9,546,608	REMIC 2006-72 TE, 0.493%, 8/25/2036	9,541,924
13,366,523	REMIC 2012-141 PF, 0.493%, 10/25/2041	13,350,514
1,294,174	REMIC 2006-20 PF, 0.513%, 11/25/2030	1,295,494
2,228,297	REMIC 2007-67 FB, 0.513%, 7/25/2037	2,224,441
836,953	REMIC 2005-67 FM, 0.543%, 8/25/2035	838,413
6,012,651	REMIC 2008-52 FD, 0.543%, 6/25/2036	6,014,079
4,330,930	REMIC 2006-65 DF, 0.543%, 7/25/2036	4,331,748
724,578	REMIC 2006-81 FA, 0.543%, 9/25/2036	726,101
9,543,601	REMIC 2012-60 EF, 0.543%, 4/25/2042	9,565,743
9,802,273	REMIC 2012-119 FB, 0.543%, 11/25/2042	9,743,564
1,659,170	REMIC 2006-8 NF, 0.563%, 3/25/2036	1,659,802
657,858	REMIC 2007-15 AF, 0.563%, 3/25/2037	657,918

Principal Amount		Value
	Collateralized Mortgage Obligations—continued
	Federal National Mortgage Association—continued
$5,292,047	REMIC 2004-28 PF, 0.593%, 3/25/2034	$5,314,004
1,568,850	REMIC 2006-76 QF, 0.593%, 8/25/2036	1,571,715
4,692,761	REMIC 2006-103 FB, 0.593%, 10/25/2036	4,718,079
8,303,116	REMIC 2012-130 DF, 0.593%, 12/25/2042	8,325,052
146,944	REMIC 2003-90 FL, 0.643%, 3/25/2031	147,038
361,607	REMIC 2001-57 FA, 0.643%, 6/25/2031	361,947
10,905,495	REMIC 2007-71 WF, 0.643%, 7/25/2037	10,939,522
1,428,248	REMIC 2007-88 FY, 0.653%, 9/25/2037	1,431,866
10,129,489	REMIC 2007-88 GF, 0.673%, 9/25/2037	10,147,050
562,530	REMIC 2002-52 FG, 0.693%, 9/25/2032	567,419
2,418,806	REMIC 2007-84 FN, 0.693%, 8/25/2037	2,430,022
3,647,074	REMIC 2010-39 EF, 0.713%, 6/25/2037	3,667,669
1,071,523	REMIC 2001-32 FA, 0.743%, 7/25/2031	1,083,629
2,941,926	REMIC 2007-88 FW, 0.743%, 9/25/2037	2,941,775
18,276,920	REMIC 2011-4 PF, 0.743%, 2/25/2041	18,480,097
279,607	REMIC 2002-77 FG, 0.748%, 12/18/2032	282,202
750,722	REMIC 2007-102 FA, 0.763%, 11/25/2037	755,185
360,313	REMIC 2001-71 FS, 0.793%, 11/25/2031	364,387
8,957,027	REMIC 2012-14 BF, 0.793%, 3/25/2042	9,048,545
290,278	REMIC 2001-62 FC, 0.843%, 11/25/2031	294,017
6,383,934	REMIC 2009-87 FX, 0.943%, 11/25/2039	6,472,992
7,699,006	REMIC 2009-106 FN, 0.943%, 1/25/2040	7,818,732
581,710	REMIC 2002-8 FA, 0.948%, 3/18/2032	590,990
2,889,143	REMIC 2009-78 UF, 0.963%, 10/25/2039	2,937,383
9,106,446	REMIC 2009-87 HF, 1.043%, 11/25/2039	9,267,619
1,461,473	REMIC 2002-7 FG, 1.093%, 1/25/2032	1,484,943
2,305,266	REMIC 2002-58 FG, 1.193%, 8/25/2032	2,350,656
374,606	REMIC 2002-60 FH, 1.193%, 8/25/2032	381,982
3,491,137	REMIC 2008-69 FB, 1.193%, 6/25/2037	3,574,310
745,575	REMIC 2002-77 FA, 1.198%, 12/18/2032	760,218
2,502,011	REMIC 2008-75 DF, 1.443%, 9/25/2038	2,569,747
392,813	REMIC 1995-17 B, 1.857%, 2/25/2025	397,459
	TOTAL	235,004,630
	Government National Mortgage Association—2.3%
9,604,805	REMIC 2012-H24 FC, 0.604%, 10/20/2062	9,577,374
11,652,428	REMIC 2011-H07 FA, 0.704%, 2/20/2061	11,657,532
	TOTAL	21,234,906
	Non-Agency Mortgage-Backed Securities—1.0%
9,469,079	Sequoia Mortgage Trust 2013-1, Class 1A1, 1.450%, 2/25/2043	9,238,914
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $429,036,851)	430,593,684
	Mortgage-Backed Securities—9.3%
	Federal National Mortgage Association—9.3%
15,939,192	2.500%, 7/1/2027 - 8/1/2027	16,295,571
14,498,646	3.000%, 4/1/2027	15,104,505
29,452,047	3.500%, 7/1/2020 - 2/1/2032	30,972,137
17,570,249	4.000%, 1/1/2026 - 3/1/2026	18,651,231
1,110,025	4.500%, 4/1/2024	1,183,573
4,582,696	5.000%, 1/1/2024 - 11/1/2040	4,930,230
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $86,835,398)	87,137,247

Principal Amount		Value
	Repurchase Agreement—1.5%
$13,533,000	Interest in $3,435,000,000 joint repurchase agreement 0.09%, dated 5/31/2013 under which Bank of America, N.A. will repurchase securities provided as collateral for $3,435,025,763 on 6/3/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 12/1/2041 and the market value of those underlying securities was $3,503,726,278. (AT COST)	$13,533,000
	TOTAL INVESTMENTS—99.9% (IDENTIFIED COST $922,550,271)[1]	931,959,807
	OTHER ASSETS AND LIABILITIES - NET—0.1%[2]	1,001,712
	TOTAL NET ASSETS—100%	$932,961,519
1	At May 31, 2013, the cost of investments for federal tax purposes was $922,550,271. The net unrealized appreciation of investments for federal tax purposes was $9,409,536. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $11,031,999 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,622,463.
2	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2013.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “ Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of May 31, 2013, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
REMIC	—Real Estate Mortgage Investment Conduit

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Adjustable Rate Securities Fund

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date July 19, 2013

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 19, 2013